Notes Receivable (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes Receivable (Textual)
Notes receivable	$ 168,098	$ 165,716	$ 138,803
Maturity period of due note	At various times during 2021-2023	At various times during 2021-2023
Notes receivable, interest rate, minimum	2.31%	2.31%
Notes receivable, interest rate, maximum	3.57%	3.57%
Current Employee [Member]
Notes Receivable (Textual)
Notes receivable		92,152
Former Employees [Member]
Notes Receivable (Textual)
Notes receivable		$ 73,564